Acquisitions - TransFirst - Goodwill Decrease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Acquisitions
Decrease to goodwill due to deferred tax adjustments		$ (1,795,000)
Goodwill	$ 4,114,838,000	3,264,071,000	$ 3,270,952,000
TransFirst
Acquisitions
Purchase price of acquisition			2,350,000,000
Goodwill			1,700,000,000
Identifiable intangible assets	814,100,000
Merchant Solutions
Acquisitions
Decrease to goodwill due to deferred tax adjustments		12,100,000
Goodwill adjustment	727,000
Goodwill	2,982,384,000	2,130,428,000	$ 2,141,836,000
Merchant Solutions | TransFirst
Acquisitions
Decrease to goodwill due to deferred tax adjustments	$ 12,100,000
Goodwill adjustment		$ 727,000